Risks and Uncertainties	12 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Risks and Uncertainties

(17) Risks and Uncertainties

Credit risk

Our assets that potentially subject to a significant concentration of credit risk primarily consist of cash and accounts receivable.

As of June 30, 2026, bank balances of US$2,664,947 were maintained at financial institutions in Hong Kong. Eligible deposits are protected by the Hong Kong Deposit Protection Scheme up to HK$800,000 per depositor per Scheme member. Amounts exceeding applicable protection limits are exposed to the credit risk of the relevant financial institutions.

As of June 30, 2026, bank balances of US$2,240,552 were maintained at financial institutions in the PRC. Eligible deposits are subject to the PRC deposit insurance limit of RMB500,000 per depositor per insured institution. Amounts exceeding applicable protection limits are exposed to the credit risk of the relevant financial institutions.

As of June 30, 2026, bank balances of US$470,451 were maintained at financial institutions in Vietnam. The Company also maintained bank balances of US$228,136 and US$6,557 in Singapore and Indonesia, respectively. The Company is exposed to the credit risk of the financial institutions at which these balances are held.

We designed credit policies with an objective to minimize their exposure to credit risk. Our accounts receivable is short term in nature and the associated risk is minimal. We conduct credit evaluations on our clients and generally do not require collateral or other security from such clients. We periodically evaluate the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

We are also exposed to risk from other receivables. These assets are subjected to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer concentration risk

For the years ended June 30, 2026, 2025 and 2024, customers accounting for 10% or more of total revenues are as follows:

	2026		2025		2024
Customer		%		%		%
A	$3,779,687	18.6	$5,163,870	20.4	-	-
B	-	-	-	-	$7,257,128	18.8

As of June 30, 2026 and 2025, customers accounting for 10% or more of trade accounts receivable, excluding bills receivable, were as follows:

	2026		2025
Customer		%		%
A	$613,468	13.7	1,751,895	30.8
B	-	-	-	-
C	-	-	684,830	12.0
D	705,561	15.8	587,190	10.3

Suppliers concentration risk

For the years ended June 30, 2026, 2025 and 2024, the suppliers which accounted for 10% or more of total purchases are as follows:

	2026		2025		2024
Supplier		%		%		%
A	-	-	-	-	$2,963,186	19.7
B	-	-	-	-	2,009,756	13.3

As of June 30, 2026, no single vendor accounted for more than 10% of the total balance of accounts payable. As of June 30, 2025, no single vendor accounted for more than 10% of the total balance of accounts payable.